Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) debtor	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Maximum exposure to credit risk
Loans receivables	$ 496	$ 148
Trade receivables	47,635	45,442
Cash	50,752	71,798	$ 68,581	$ 86,774
Change in fair value of loan receivable	455	8,624
Credit risk
Maximum exposure to credit risk
Expected credit losses for loans receivable	36,507	34,102
Change in fair value of loan receivable	36,507	34,102
ECL in respect of trade and other receivables	$ 1,472	$ 1,431
Trade and other receivables | Credit risk | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	32.00%	73.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Number of largest debtors | debtor	3
Risk concentration	70.00%	41.00%
Other investments - current
Maximum exposure to credit risk
Other investments	$ 54,646	$ 84,236
Other investments - non-current
Maximum exposure to credit risk
Other investments	$ 34,867	$ 18,074